Investment Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investment Securities
Schedule of available for debt securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

December 31, 2021
U.S. GSE debt securities	$12,001,978	$36,024	$209,504	$11,828,498
U.S. Government securities	32,374,935	0	333,894	32,041,041
Taxable municipal securities	300,000	0	1,267	298,733
Tax-exempt municipal securities	830,279	1,167	67	831,379
Agency MBS	128,291,487	184,002	1,342,968	127,132,521
ABS and OAS	2,131,610	82,414	0	2,214,024
CMO	1,451,349	0	30,891	1,420,458
Other investments	6,438,000	142,199	4,394	6,575,805
Total	$183,819,638	$445,806	$1,922,985	$182,342,459

December 31, 2020
U.S. GSE debt securities	$8,007,142	$165,934	$3,245	$8,169,831
Agency MBS	40,861,370	547,930	30,951	41,378,349
ABS and OAS	2,508,997	160,999	0	2,669,996
Other investments	8,169,000	318,002	0	8,487,002
Total	$59,546,509	$1,192,865	$34,196	$60,705,178

Schedule of investments pledged for collateral
	Amortized	Fair
	Cost	Value

December 31, 2021	$63,045,599	$62,256,702
December 31, 2020	59,546,509	60,705,178

Schedule of maturities of debt securities available for sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$3,470,000	$3,508,582
Due from one to five years	36,860,731	36,619,130
Due from five to ten years	13,065,163	12,942,726
Due after ten years	2,132,257	2,139,500
Agency MBS	128,291,487	127,132,521
Total	$183,819,638	$182,342,459

Schedule of unrealized loss
	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2021
U.S. GSE debt securities	$5,869,117	$130,883	$1,921,379	$78,621	7	$7,790,496	$209,504
U.S. Government securities	32,041,041	333,894	0	0	46	32,041,041	333,894
Taxable municipal securities	298,733	1,267	0	0	1	298,733	1,267
Tax-exempt municipal securities	330,212	67	0	0	1	330,212	67
Agency MBS	107,061,452	1,128,587	8,809,493	214,381	84	115,870,945	1,342,968
CMO	1,420,458	30,891	0	0	3	1,420,458	30,891
Other investments	491,606	4,394	0	0	2	491,606	4,394
Total	$147,512,619	$1,629,983	$10,730,872	$293,002	144	$158,243,491	$1,922,985

December 31, 2020
U.S. GSE debt securities	$1,999,234	$3,245	$0	$0	2	$1,999,234	$3,245
Agency MBS	2,076,167	19,845	520,546	11,106	6	2,596,713	30,951
Total	$4,075,401	$23,090	$520,546	$11,106	8	$4,595,947	$34,196